Income tax (Details) - CNY (¥) ¥ in Thousands			12 Months Ended			33 Months Ended
	Dec. 31, 2019	Jan. 01, 2008	Dec. 31, 2020	Dec. 18, 2019	Dec. 31, 2018	Dec. 31, 2020
Current
Charge for the period	¥ (6,130)		¥ 28,933	¥ 75,076	¥ 68,918
Under/(over)-provision in prior period			2,834	398	49
Deferred (Note 19)	(131)		(4,059)	(7,050)	(9,218)
Income tax benefit/(expense)	¥ (6,261)		¥ 27,708	¥ 68,424	¥ 59,749
Income tax
Federal statutory income tax rate		25.00%				21.00%
Withtholding tax rate		10.00%	30.00%